Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 8,792	$ 1,199
Accounts receivable	3,258	3,289
Inventories - net	12,787	4,209
Prepaid expenses and other current assets, net	12,603	20,728
Current assets held for sale		5,852
Total current assets	37,440	35,277
Non-current assets:
Property and equipment, net	255	158
Intangible assets, net	2,830	7,859
Right of Use Asset	681	632
Deferred tax assets	974	969
Non-current assets held for sale		10,876
Total non-current assets	4,740	20,494
Total assets	42,180	55,771
Current liabilities:
Accounts payable	7,157	22,171
Accrued expenses and other payables	15,242	30,674
Advances from customers	4,534	5,314
Lease Liabilities- current	681	818
Amount due to related parties-current	3,133	3,484
Income tax payable	266	1,410
Long-term institution borrowings - current portion		11,750
Current liabilities held for sale		17,117
Total current liabilities	31,013	92,738
Non-current liabilities:
Unrecognized tax benefits	2,146	1,987
Deferred tax liability	950	1,832
Deferred revenues
Other non-current liabilities
Long-term payable	217	119
Deferred government grants	247
Non-current liabilities held for sale		1,724
Total non-current liabilities	3,560	5,662
Total liabilities	34,573	98,400
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	232,932	174,941
Subscription receivables	(19,367)	(15,287)
Statutory reserve	1,872	2,097
Accumulated deficit	(207,717)	(199,358)
Accumulated other comprehensive loss		(1,407)
Total Borqs Technologies, Inc. shareholders’ equity	7,720	(39,014)
Noncontrolling interest	(113)	(3,615)
Total shareholders’ equity	7,607	(42,629)
Total liabilities and shareholders’ equity	$ 42,180	$ 55,771